INSURANCE CONTRACTS	6 Months Ended
Jun. 30, 2022
Insurance Contracts [Abstract]
INSURANCE CONTRACTS	INSURANCE CONTRACTS
The following summarizes the balances related to the partnership’s insurance contracts from its residential mortgage insurer:
(a)Premiums and unearned premiums reserve
The following table presents movement in the unearned premiums reserve:

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Unearned premiums reserve, beginning of the period	$2,228	$1,889
Premiums written during the period	327	967
Premiums earned during the period	(337)	(639)
Foreign currency translation	(39)	11
Unearned premiums reserve, end of the period	$2,179	$2,228
(b)Losses on claims and loss reserves
The carrying value of loss reserves reflects the present value of expected claims expenses and provisions for adverse deviation and is considered to be an indicator of fair value.
Loss reserves comprise the following:

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Case reserves	$40	$54
Incurred but not reported reserves	10	13
Discounting	(1)	(1)
Provision for adverse deviation	2	5
Total loss reserves	$51	$71
The following table presents movement in loss reserves and the impact on losses on claims:

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Loss reserves, beginning of the period	$71	$144
Claims paid during the period	(16)	(48)
Changes in loss reserves related to the current period	(2)	44
Favorable development on losses on claims related to prior years	—	(71)
Foreign currency translation	(2)	2
Loss reserves, end of the period	$51	$71